Short-Term Bank Borrowings - Schedule of Outstanding Balances of Short-Term Bank Borrowings (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Collateralized and guaranteed bank loans from Bank of China	$ 1,449,696	¥ 10,000,000	¥ 10,000,000
Bank of China [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Collateralized and guaranteed bank loans from Bank of China	$ 1,449,696	¥ 10,000,000	¥ 10,000,000